Cover	Mar. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2026
Entity File Number	001-42467
Entity Registrant Name	Drugs Made In America Acquisition Corp.
Entity Central Index Key	0002028614
Entity Tax Identification Number	99-2394788
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 East Broward Boulevard
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	646
Local Phone Number	726-7074
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary share, $0.0001 par value and one right to receive one-eighth of one ordinary share
Title of 12(b) Security	Units, each consisting of one Ordinary share, $0.0001 par value and one right to receive one-eighth of one ordinary share
Trading Symbol	DMAAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	DMAA
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-eighth of one Ordinary Share
Title of 12(b) Security	Rights, each entitling the holder to receive one-eighth of one Ordinary Share
Trading Symbol	DMAAR
Security Exchange Name	NASDAQ